AFL - CIO Housing Investment Trust Helping Build Chicago - The Union Way July 2018 The AFL - CIO Housing Investment Trust builds on over 30 years of experience investing union capital responsibly to deliver competitive returns to its participants while generating union construction jobs, affordable housing, and economic and fiscal impacts that benefit the communities where union members live and work . The Chicago area is a strong market for the HIT . Since inception, the HIT has invested $ 600 million in 47 projects with total development investment of $ 1 . 4 billion . These projects have built or preserved over 11 , 340 housing units and created an estimated 16 . 5 million hours of union construction work* . Lathrop Homes Phase IA: The HIT provided $22.0 million in funding for the $175.9 million substantial rehabilitation of the 414 - unit Lathrop Homes in Chicago , creating an estimated 786 union construction jobs. Economic and Fiscal Impacts of the HIT - Financed Projects in the Chicago Area In 2017 Dollars, Since Inception* $2.6B total economic benefits $961.8M personal income 16,270 total jobs across industry segments 8,220 union construction jobs, 16.5M hours of work $133.0M state and local tax revenue generated West Town Housing Preservation : The HIT provided $60.4 million of funding for the $121.2 million substantial rehabilitation of the 318 affordable unit, West Town Housing Preservation in Chicago, creating an estimated 542 union construction jobs. *Figures provided by Pinnacle Economics are estimates calculated using an IMPLAN input - output model based on HIT project data Data current as of June 30, 2018. Since inception dates from 1984 - 2Q 2018.

Projects in the Chicago Area in the Last 10 Years 2008 - 2Q 2018 Projec t Locatio n U nits HI T Investmen t TDC Union Jobs* Lawndale Terrace and Plaza Court Apartment Chicago 198 $11,940,000 $18,748,367 144 Randolph Tower Apartments Chicago 310 $20,000,000 $148,233,500 1,005 Liberty Meadows Estates, Phase II Joliet 42 $2,100,000 $8,126,827 41 Bronzeville Senior Apartments Chicago 97 $8,792,000 $18,662,571 112 Hazel Winthrop Apts Chicago 30 $2,274,400 $6,278,333 38 2101 South Michigan Apartments Chicago 250 $32,000,000 $41,850,326 247 Montclare Senior Residences @ Avalon Park, Phase II Chicago 122 $2,649,500 $22,416,068 103 Walchirk Perlman Apartments Evanston 201 $3,400,000 $24,164,944 140 Kenmore Plaza Apartments Chicago 324 $22,900,000 $60,686,283 112 Lake Village East Apartments Chicago 218 $14,300,000 $24,989,585 72 Paul G. Stewart Apartment III Chicago 180 $16,296,000 $31,426,808 143 30 East Adams Apartments Chicago 176 $44,685,300 $49,755,134 222 Lathrop Homes Phase IA Chicago 414 $22,000,000 $175,865,785 786 West Town Housing Preservation Chicago 318 $60,404,300 $121,182,660 542 TOTAL ( LAST 10 YEARS - 2008 - 2Q 2018) 2,880 $263,7 41,5 00 $752,3 87,1 91 3,707 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing . July 2018 Kenmore Plaza Apartments Chicago Walchirk Perlman Apartments Evanston 30 East Adams Apartments Chicago In the past 10 years, the HIT has invested $264 million in 14 projects with a total development investment of $752 million in Chicago. These projects are creating an estimated 7.5 million hours of union construction work*. *Figures provided by Pinnacle Economics are estimates calculated using an IMPLAN input - output model based on HIT project data Data current as of June 30, 2018.